Deposits (Scheduled Maturities of Time Deposits) (Details)	Dec. 31, 2015 USD ($)
Deposits [Abstract]
2016	$ 88,635,000.00
2017	26,557,000.00
2018	11,293,000.00
2019	3,316,000.00
2020	$ 13,143,000.00
Thereafter
Total	$ 142,944,000.00